Share-based payments - MIP I, movement in share options (Details) - MIP I $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 $ / shares	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 $ / shares	Dec. 31, 2017 MXN ($) EquityInstruments
Share-based payments
Outstanding at beginning of the year (shares) | EquityInstruments		10,433,981		12,437,857		12,557,857
Exercised during the year (shares) | EquityInstruments		(2,780,000)		(2,003,876)		(120,000)
Outstanding at end of the year (shares) | EquityInstruments		7,653,981		10,433,981		12,437,857
Outstanding at the beginning of the year (Exercise price) | $ / shares	$ 5.31		$ 5.31		$ 5.31
Exercise during the year (Exercise price) | $ / shares	5.31		5.31		5.31
Outstanding at end of the year (Exercise price) | $ / shares	$ 5.31		$ 5.31		$ 5.31
Outstanding at beginning of the year (Total) | $		$ 55,441		$ 66,095		$ 66,733
Exercised during the year (Total) | $		(14,773)		(10,654)		(638)
Outstanding at end of the year (Total) | $		$ 40,668		$ 55,441		$ 66,095